INVESTMENTS IN REAL ESTATE SECURITIES - Credit Losses on Debt Securities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$ 0
Additions for credit losses on securities for which an OTTI was not previously recognized	4,993
Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	(2,878)
Reduction for securities sold during the period	(44)
Other Than Temporary Impairment	$ 2,071